Offsets	Aug. 05, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tempus AI, Inc.
Form or Filing Type	S-1
File Number	333-285186
Initial Filing Date	Feb. 25, 2025
Fee Offset Claimed	$ 22,999.19
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	2,152,505
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 150,223,323.95
Termination / Withdrawal Statement	(7) The registrant previously filed a registration statement on Form S-1 (Registration No. 333-285186), initially filed on February 25, 2025 and initially declared effective by the Securities and Exchange Commission on March 7, 2025 (the "Prior Registration Statement"), which registered the resale of up to 4,843,136 shares of Class A common stock (the "Resale Shares") for a proposed maximum aggregate offering price of $338,002,461.44. A fee of $51,748.18 was previously paid in connection with the registration of the Resale Shares. 2,152,505 of the Resale Shares (the "Unsold Securities") registered for resale under the Prior Registration Statement were not sold. Pursuant to Rule 457(p), a remaining fee amount of $22,999.19, representing the portion of the registration fee previously paid with respect to the Unsold Securities, is being used to offset the fee due in connection with the filing of this Registration Statement. The offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the time of the filing of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tempus AI, Inc.
Form or Filing Type	S-1
File Number	333-285186
Filing Date	Feb. 25, 2025
Fee Paid with Fee Offset Source	$ 22,999.19
Offset Note	(7) The registrant previously filed a registration statement on Form S-1 (Registration No. 333-285186), initially filed on February 25, 2025 and initially declared effective by the Securities and Exchange Commission on March 7, 2025 (the "Prior Registration Statement"), which registered the resale of up to 4,843,136 shares of Class A common stock (the "Resale Shares") for a proposed maximum aggregate offering price of $338,002,461.44. A fee of $51,748.18 was previously paid in connection with the registration of the Resale Shares. 2,152,505 of the Resale Shares (the "Unsold Securities") registered for resale under the Prior Registration Statement were not sold. Pursuant to Rule 457(p), a remaining fee amount of $22,999.19, representing the portion of the registration fee previously paid with respect to the Unsold Securities, is being used to offset the fee due in connection with the filing of this Registration Statement. The offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the time of the filing of this Registration Statement.